17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Operating Leases
Years Ended September 30,	Total
2014	$93,608
2015	65,292
2016	23,755
2017	-
2018	-
Beyond	-
Total	$182,655